Segment information (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets	$ 39,252,310	$ 39,423,907
Australia
Non-current assets	30,452,281	30,396,980
USA
Non-current assets	2,210,330	2,254,422
South Africa
Non-current assets	1,914,844	1,914,844
Brazil
Non-current assets	604,307	612,036
Canada
Non-current assets	3,036,308	3,027,846
Peru
Non-current assets	45,609	45,609
Caymon Islands
Non-current assets	$ 988,631	$ 1,172,170